Fair Value (Details) - Schedule of Reconciliation of Fair Values - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Reconciliation of Fair Values [Abstract]
Fair value balance at beginning of period	$ 8,462,000	$ 15,337,000	$ 14,607,000	$ 17,305,000	$ 17,305,000
Principal payments in cash and Common Stock	(115,000)	(2,080,000)	(6,429,457)	(5,380,000)
Change in fair value reported in the statements of operations	893,000	294,000	1,048,457	1,727,000
Change in fair value reported in other comprehensive loss	25,000	(163,000)	39,000	(264,000)
Fair value balance at end of period	$ 9,265,000	$ 13,388,000	$ 9,265,000	$ 13,388,000	$ 14,607,000